Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock
Supplement dated May 2, 2013

to the

Dearborn Partners Rising Dividend Fund

Prospectus dated April 10, 2013

This supplement amends the Prospectus of the Dearborn Partners Rising Dividend Fund dated April 10, 2013.

The paragraph immediately preceding the Fees and Expenses of the Fund table on page 1 of the Prospectus is hereby replaced with the following to reflect a minimum investment amount of $50,000 required to qualify for sales charge discounts on Class A shares of the Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Dearborn Partners Rising Dividend Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 11 of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Please retain this supplement with your Prospectus

Dearborn Partners Rising Dividend Fund - Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000